Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating expenses
Research and development (Note 19)	$ 13,907,206	$ 15,811,020
General and administrative (Note 19)	11,172,046	9,365,129
Total operating expenses	25,079,252	25,176,149
Interest income	(333,415)	(812,617)
Unrealized loss on warrant derivative (Note 15)	18,962,059	135,958
Foreign exchange loss (gain)	409,409	(249,441)
Net loss	(44,117,305)	(24,250,049)
Comprehensive loss	$ (44,117,305)	$ (24,250,049)
Basic net loss per share	$ (0.61)	$ (0.36)
Diluted net loss per share	$ (0.61)	$ (0.36)
Weighted average Common Shares outstanding, Basic (in shares)	72,330,908	67,321,698
Weighted average Common Shares outstanding, Diluted (in shares)	72,330,908	67,321,698